Shareholder Report, Holdings (Details) - C000256190 [Member]	May 31, 2026
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Hikari Tsushin, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Grupo Mexico SAB de CV - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Western Midstream Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Grupo Aeroportuario del Pacifico SAB de CV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(28.60%)